Label	Element	Value
Small Company Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Company Fund
Strategy [Heading]	rr_StrategyHeading	In the section entitled, “Principal Investment Strategies” beginning on page 27 of the Fund’s prospectus, the second sentence is hereby deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	A company’s market capitalization is generally considered “small” if it is less than $6 billion.